Provisions and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2023	December 31, 2022
Decommissioning and restoration provisions and other provisions (a)	$3,851	$2,805
Obligation to Neptune Bulk Terminals (b)	207	189
Derivative liabilities (net of current portion of $15 (2022 – $10))	18	26
ENAMI preferential dividend liability (Note 12(a))	444	286
QB2 variable consideration to IMSA (Note 12(a))	115	114
Downstream pipeline take-or-pay toll commitment	270	—
Other liabilities	89	97
	$4,994	$3,517

a) Decommissioning and Restoration Provisions and Other Provisions

Summary of Movements in Provisions
The following table summarizes the movements in provisions for the year ended December 31, 2023:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other Provisions	Total
As at January 1, 2023	$2,820	$346	$3,166
Settled during the year	(148)	(87)	(235)
Change in discount rate	325	—	325
Change in amount and timing of cash flows	715	31	746
Accretion	180	6	186
Additions due to formation of joint operation	44	—	44
Other	(5)	—	(5)
Changes in foreign exchange rates	(24)	(5)	(29)
As at December 31, 2023	3,907	291	4,198
Less current portion of provisions (Note 19)	(301)	(46)	(347)
Non-current provisions	$3,606	$245	$3,851